ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS (Details Narrative)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Yubo Beijing [Member]
Advances from prospective customers	¥ 699,852	$ 757,896
PRC Entities One [Member]
Advances from prospective customers	348,000		¥ 348,000
PRC Entities Two [Member]
Advances from prospective customers	50,000		50,000
PRC Entities Three [Member]
Advances from prospective customers	50,000		50,000
PRC Entities Four [Member]
Advances from prospective customers	500,000		500,000
PRC Entities Five [Member]
Advances from prospective customers	500,000		250,000
PRC Entities Six [Member]
Advances from prospective customers	500,000		500,000
PRC Entities Seven [Member]
Advances from prospective customers	2,292,000		3,000,000
PRC Entities Eight [Member]
Advances from prospective customers	31,012
PRC Entities Nine [Member]
Advances from prospective customers	¥ 250,000		¥ 250,000